Label	Element	Value
The Cook & Bynum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Cook & Bynum Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of The Cook & Bynum Fund (the “Fund”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (ongoing expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 01, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The investment objective of the Fund is long-term growth of capital, which it pursues by investing in international and domestic equity securities using an absolute value investing philosophy. The Fund typically consists of a concentrated portfolio of companies that meet the following core investment criteria:

•
Circle of Competence: The Fund invests in businesses whose core economics and future prospects the Adviser feels it can understand. Because the Fund will maximize long-term returns by avoiding permanent losses of capital, the Adviser believes that its ability to recognize its limitations is more important than its ability to execute its competencies.

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Business: The Fund invests in companies that the Adviser believes have durable competitive advantages that produce predictable free cash flows and yield attractive returns on equity for extended periods of time. Without sustainable competitive advantages, a company’s prospects are difficult to effectively forecast.

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People: The Fund invests in companies led by management teams who are capable and trustworthy, think and act like shareholders, employ conservative balance sheet and other accounting policies, and make wise capital allocation decisions.

•	Price: The Fund invests in companies whose shares are trading at significant discounts to the Adviser’s estimates of their intrinsic values.

The Adviser uses fundamental, bottom-up research to carefully assess whether an individual company meets these core criteria. This research often includes, but is not limited to, review and analysis of company filings; discussions with the company’s management; visits to company facilities; and conversations with the company’s customers, competitors, and suppliers. When a company appropriately satisfies the first three criteria (Circle of Competence, Business, and People), the Adviser will value the business by projecting its future cash flows and then discounting these “owner earnings” into present-value dollars using an appropriate interest rate. The Fund will buy a company’s security only as long as it is trading at a large discount to the Adviser’s appraisal of its intrinsic value, which helps to prevent or limit permanent capital loss when the Adviser makes mistakes and to provide outsized returns when it is correct. Additionally, the Adviser prefers to make concentrated investments when it feels that risks are low and potential returns are high, recognizing that bigger stakes can be taken when outcomes are more certain.

In pursuing its strategy, the Fund focuses on equity securities, which primarily consist of common stocks and depository receipts. The Fund can hold securities of both U.S. and foreign issuers without regard to market capitalization, industry/sector, or any other categorization. The Fund can invest up to 100% of its assets using this strategy (after accounting for cash needs). In fact, the Fund may invest up to 100% of its assets in foreign securities with up to 60% of its assets in foreign securities from emerging markets. The Fund may also hold up to 60% of its assets in foreign debt. Short-term debt obligations of foreign governments will generally have a maturity of six months or less and a credit rating of “A” or better by Standard & Poor’s (“S&P”) or a similar rating by another nationally recognized statistical rating organization (“NRSRO”). Other debt securities of non-U.S. companies, including junk bonds, may be purchased without regard to NRSRO ratings and would generally fall under the category of “special situations.” The Fund is not required, however, to be fully invested in equity or other allowable securities. When making portfolio allocation decisions, the Adviser compares its most appealing ideas against cash alternatives and will hold cash and equivalents in the absence of attractive positions that meet its minimum hurdle rate requirements. Indeed, it frequently maintains a portion of its total assets in cash and equivalents—including, but not limited to, short-term U.S. Government securities—to be positioned to immediately take advantage of new investment opportunities that meet the Adviser’s core investment criteria.

The Adviser is a long-term investor. However, the Fund will generally sell a security whose price approaches the Adviser’s estimated intrinsic value for the business—either because the price of the security has substantially appreciated or because a material adverse change occurred that meaningfully lowered the Adviser’s estimate of the company’s intrinsic value. Similarly, the Fund will sell a security if some event or shift happens within the business that prevents the Adviser from continuing to reliably appraise its intrinsic value. Lastly, in instances when the Fund is fully invested, the Adviser will sell relatively overpriced securities to buy relatively underpriced securities in an ongoing effort to concentrate the Fund’s capital in the Adviser’s best ideas.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	General Risk: There is no assurance that the Fund will meet its investment objective; an investor could lose money by investing in the Fund.

•	Market Risk: Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.

•
Value Investing Risk: Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

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Non-Diversified Portfolio Risk: The Fund is “non-diversified,” and thus invests its assets in a smaller number of securities than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.

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Foreign (Non-U.S.) Securities Risk: Investments in foreign securities carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”

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Currency Risk: The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

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Smaller Capitalization Risk: Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

•	Interest Rate Risk: The Fund’s debt investments are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate.

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Credit Risk: The Fund’s debt investments are subject to credit risk. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money.

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High Yield or “Junk” Security Risk: Investments in debt securities that are rated below investment grade by one or more NRSROs (“high yield securities” also known as “junk securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.

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Special Situations Risk: Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent losses of capital, such that the Fund may be unable to recoup some or all of its investments.

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Risks of Investing in a Managed Fund: The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

For additional information on the risks of investing in this Fund, please see “Risks of Investing in the Fund” in the Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will meet its investment objective; an investor could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is “non-diversified,” and thus invests its assets in a smaller number of securities than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart is intended to help you understand the risks of investing in the Fund. The bar chart shows the year to year performance of the Fund since inception for each calendar year ended December 31. The table shows how the average annual total returns for the 1-year, 5-year and since inception periods compare with those of relevant market indexes, the Standard & Poor’s 500® Index (“S&P 500®”) and the MSCI All Country World Index (“MSCI ACWI”). The S&P 500® is an unmanaged index that incurs no fees, expenses, or tax consequence and the MSCI ACWI is a free float-adjusted market capitalization index.  The S&P 500® is shown to compare the Fund’s performance to a diversified basket of large U.S.-based corporations and the MSCI ACWI is shown to compare the Fund’s performance to the global equity market performance among developed and emerging markets. The average annual total returns for the S&P 500® and MSCI ACWI presume the reinvestment of all dividends.  Keep in mind that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.cookandbynum.com/cobyx or by calling the Fund’s toll-free number at 1‑877-839-COBY (2629).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart is intended to help you understand the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑877-839-COBY (2629)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cookandbynum.com/cobyx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart and Table Annual Returns (For each year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 8.35% (quarter ending September 30, 2010) and the lowest return for a quarter was -6.93% (quarter ending June 30, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.93%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may differ from those shown depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ from those shown depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the period ended December 31, 2016)
The Cook & Bynum Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Anual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Anual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.66%
Average Anual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.94%	[1]
Average Anual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2009
The Cook & Bynum Fund | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Average Anual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.48%
Average Anual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.96%
Average Anual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.21%	[1]
Average Anual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2009
The Cook & Bynum Fund | The Cook & Bynum Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	534
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	942
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,081
Annual Return 2010	rr_AnnualReturn2010	11.76%
Annual Return 2011	rr_AnnualReturn2011	8.48%
Annual Return 2012	rr_AnnualReturn2012	13.49%
Annual Return 2013	rr_AnnualReturn2013	11.30%
Annual Return 2014	rr_AnnualReturn2014	6.03%
Annual Return 2015	rr_AnnualReturn2015	(3.47%)
Annual Return 2016	rr_AnnualReturn2016	3.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Anual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.19%
Average Anual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.93%
Average Anual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.58%	[1]
Average Anual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2009
The Cook & Bynum Fund | The Cook & Bynum Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Anual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.00%
Average Anual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.27%
Average Anual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.93%	[1]
The Cook & Bynum Fund | The Cook & Bynum Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Anual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.79%
Average Anual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.68%
Average Anual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[1]

[1]	The Fund commenced operations on July 1, 2009.
[2]	Cook & Bynum Capital Management, LLC (the "Adviser") has contractually agreed to reduce fees and/or reimburse the Fund's expenses to the extent that total fund operating expenses exceed 1.49%. This agreement is in effect through February 1, 2018, and thereafter is reevaluated on an annual basis. The expense reimbursement arrangement relates to all expenses incurred by the Fund except interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund's business, including, but not limited to, Acquired Fund Fees and Expenses. This agreement shall terminate automatically upon the termination of the investment management agreement with the Adviser.